FINANCE RESULT - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCE RESULT
Interest on debt	[1]	R$ (5,767,426)	R$ (4,267,829)	R$ (4,464,754)
Monetary and exchange rate variation	[1]	(5,795,089)	1,921,632	549,682
Derivatives and fair value measurement		3,787,479	(2,684,111)	(4,203,149)
Amortization of borrowing costs		(113,136)	(64,588)	(244,344)
Guarantees and warranties		(36,079)	(38,773)	(41,505)
Cost of gross debt		(7,924,251)	(5,133,669)	(8,404,070)
Income from financial investments and exchange rate in cash and cash equivalents		1,975,811	2,057,369	1,788,477
Changes in fair value of investments in listed entities			(3,147,031)	3,385,047
Other finance income (cost)		1,975,811	(1,089,662)	5,173,524
Cost of debt, net		(5,948,440)	(6,223,331)	(3,230,546)
Interest on other receivables		464,883	450,478	355,634
Update of other financial assets			1,777	(1,405)
Monetary variation on leases and concessions agreements		(387,044)	(514,236)	(417,703)
Interest on leases		(641,144)	(444,850)	(374,177)
Interest on shareholders' equity		(44,464)	(46,212)	33,134
Interest on contingencies and contracts		(605,231)	(781,087)	(593,144)
Interest on sectoral assets and liabilities		(88,170)	(97,845)	(36,670)
Bank charges and other	[1]	155,624	(107,747)	(145,200)
Foreign exchange, net		(1,655,731)	(133,974)	(747,859)
Other charges and monetary variations net		(2,801,277)	(1,673,696)	(1,927,390)
Finance results, net		(8,749,717)	(7,897,027)	(5,157,936)
Finance expenses		(7,637,116)	(11,337,430)	(4,706,535)
Financial income		2,655,899	3,028,134	5,777,521
Exchange variation, net		(5,741,359)	1,777,438	260,746
Derivatives		1,972,859	(1,365,169)	(6,489,668)
Financial result, net		R$ (8,749,717)	R$ (7,897,027)	R$ (5,157,936)

[1]	On December 9, 2024, the indirect subsidiary Comgás, based on Technical Note No. SEI-0048454038 issued by Arsesp and the right guaranteed under its current Concession Contract, revised the measurement of its estimate of the indemnifiable financial asset, impacting the way in which the indemnity is recognized. This change in estimate had a greater impact on the financial result, as well as less significant impacts on the “Net operating revenue” and “Other assets” headings.